SCHEDULE OF PROPERTY AND EQUIPMENT, NET USEFUL LIFE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 325,965
Less: Accumulated depreciation	(6,503)
Property and equipment, net	319,462
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 308,774
Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 17,191
Useful Life	3 years